Ordinary shares, preference shares and other equity (Tables)	12 Months Ended
Dec. 31, 2020
27. Ordinary shares, preference shares and other equity
Called up share capital
Called up share capital, allotted and fully paid and other equity instruments
	Ordinary share capital	Preference share capital	Total share capital	Other equity instruments
	£m	£m	£m	£m
As at 1 January 2020	2,342	6	2,348	8,323
AT1 securities issuance	-	-	-	1,134
AT1 securities redemption	-	-	-	(836)
As at 31 December 2020	2,342	6	2,348	8,621

As at 1 January 2019	2,342	6	2,348	7,595
AT1 securities issuance	-	-	-	2,302
AT1 securities redemption	-	-	-	(1,574)
As at 31 December 2019	2,342	6	2,348	8,323

AT1 equity instruments
AT1 equity instruments
		2020	2019
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank Group
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)	2020	-	836
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	1,000	1,000
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,136	1,136
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	500	500
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	623	623
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	299	299
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	495	495
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2025	1,134	-
Total AT1 equity instruments		8,621	8,323